American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2024

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 52.0%
American Century Diversified Corporate Bond ETF	288,278	13,476,996
American Century Focused Dynamic Growth ETF(2)	455,853	42,499,175
American Century Focused Large Cap Value ETF	584,326	40,347,710
American Century Multisector Income ETF	526,514	22,961,276
American Century Quality Diversified International ETF	602,158	29,867,037
American Century Short Duration Strategic Income ETF	70,956	3,641,653
American Century U.S. Quality Growth ETF	431,036	39,401,001
American Century U.S. Quality Value ETF	631,517	38,334,029
Avantis Emerging Markets Equity ETF(3)	472,138	29,503,904
Avantis International Equity ETF(3)	334,605	21,334,415
Avantis International Small Cap Value ETF	132,341	8,869,494
Avantis U.S. Equity ETF(3)	444,768	42,061,710
Avantis U.S. Small Cap Value ETF	146,911	13,919,817
TOTAL AFFILIATED FUNDS (Cost $241,085,007)		346,218,217
COMMON STOCKS — 31.1%
Aerospace and Defense — 0.4%
AAR Corp.(2)	1,863	109,358
Bombardier, Inc., Class B(2)	1,297	95,406
CAE, Inc.(2)(3)	6,662	117,226
Curtiss-Wright Corp.	2,167	747,528
HEICO Corp.	2,075	508,271
Hexcel Corp.	2,407	141,267
Huntington Ingalls Industries, Inc.	1,413	261,348
L3Harris Technologies, Inc.	1,426	352,892
Lockheed Martin Corp.	273	149,072
Saab AB, Class B(3)	1,213	24,914
		2,507,282
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	572	55,908
FedEx Corp.	610	167,048
GXO Logistics, Inc.(2)	2,617	156,523
InPost SA(2)	5,142	100,311
United Parcel Service, Inc., Class B	1,456	195,191
		674,981
Automobile Components — 0.2%
Aptiv PLC(2)	5,628	319,839
BorgWarner, Inc.	7,391	248,560
Continental AG	4,558	284,466
Hyundai Mobis Co. Ltd.	2,001	359,645
Linamar Corp.	4,541	185,802
		1,398,312
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,771	297,291
Ferrari NV	898	428,677
Kia Corp.	2,676	176,961
Mercedes-Benz Group AG	5,287	321,189
Stellantis NV	5,707	78,199
Tesla, Inc.(2)	1,578	394,263
Volvo Car AB, Class B(2)	54,943	118,716

Winnebago Industries, Inc.	1,289	72,236
		1,887,532
Banks — 1.1%
Bancorp, Inc.(2)	2,091	105,094
Bank Central Asia Tbk. PT	785,700	512,260
Bank of America Corp.	9,703	405,779
Bankinter SA(3)	5,638	45,997
Barclays PLC	277,830	851,689
BNP Paribas SA	1,801	122,997
BPER Banca SpA(3)	14,759	89,862
Commerce Bancshares, Inc.	8,814	550,875
First Hawaiian, Inc.	10,070	249,132
Fukuoka Financial Group, Inc.	4,300	98,090
ING Groep NV, Series N	17,869	303,244
JPMorgan Chase & Co.	2,995	664,650
Mebuki Financial Group, Inc.	29,100	108,846
NU Holdings Ltd., Class A(2)	72,139	1,088,577
PNC Financial Services Group, Inc.	962	181,116
Regions Financial Corp.	15,280	364,734
Triumph Financial, Inc.(2)	1,392	123,011
Truist Financial Corp.	16,221	698,314
U.S. Bancorp	15,489	748,274
Westamerica Bancorporation	4,749	244,668
		7,557,209
Beverages — 0.3%
Ambev SA	50,800	110,723
Celsius Holdings, Inc.(2)	3,118	93,789
Davide Campari-Milano NV	30,657	205,824
Heineken NV(3)	4,103	336,515
Lifedrink Co., Inc.	1,900	21,941
PepsiCo, Inc.	2,856	474,325
Pernod Ricard SA(3)	3,032	378,298
Royal Unibrew AS	1,113	83,733
		1,705,148
Biotechnology — 0.8%
AbbVie, Inc.	2,610	532,101
ADMA Biologics, Inc.(2)	7,896	128,784
Alkermes PLC(2)	2,897	74,453
Alnylam Pharmaceuticals, Inc.(2)	2,143	571,302
Amgen, Inc.	587	187,934
Amicus Therapeutics, Inc.(2)	29,543	337,381
Arcutis Biotherapeutics, Inc.(2)	4,610	38,309
Argenx SE, ADR(2)	554	324,810
Biohaven Ltd.(2)	1,615	80,362
BioMarin Pharmaceutical, Inc.(2)	4,197	276,540
Blueprint Medicines Corp.(2)	1,117	97,749
Bridgebio Pharma, Inc.(2)	2,888	67,608
Celldex Therapeutics, Inc.(2)	1,301	33,904
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,576	53,783
Crinetics Pharmaceuticals, Inc.(2)	1,219	68,215
CSL Ltd.	2,225	417,755
Cytokinetics, Inc.(2)	1,023	52,173
Halozyme Therapeutics, Inc.(2)	2,287	115,654
Insmed, Inc.(2)	2,269	152,658
Keros Therapeutics, Inc.(2)	941	54,616

Madrigal Pharmaceuticals, Inc.(2)(3)	352	91,288
Mineralys Therapeutics, Inc.(2)	2,892	38,695
Natera, Inc.(2)	6,993	845,873
PeptiDream, Inc.(2)	4,800	88,110
REVOLUTION Medicines, Inc.(2)	1,757	94,000
Telix Pharmaceuticals Ltd.(2)	6,303	86,128
Twist Bioscience Corp.(2)	2,192	88,469
Vaxcyte, Inc.(2)	1,614	171,649
Vera Therapeutics, Inc.(2)	1,232	49,748
Vertex Pharmaceuticals, Inc.(2)	364	173,257
Viking Therapeutics, Inc.(2)	835	60,571
		5,453,879
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	26,500	324,156
Amazon.com, Inc.(2)	7,659	1,427,638
Isetan Mitsukoshi Holdings Ltd.	2,300	34,224
Mercari, Inc.(2)(3)	1,100	15,388
Ollie's Bargain Outlet Holdings, Inc.(2)	932	85,586
Pan Pacific International Holdings Corp.	4,400	109,156
Ryohin Keikaku Co. Ltd.	3,800	62,187
		2,058,335
Building Products — 0.4%
AZEK Co., Inc.(2)	9,850	433,400
Fortune Brands Innovations, Inc.	2,232	185,993
Hayward Holdings, Inc.(2)	14,695	238,941
JELD-WEN Holding, Inc.(2)	8,871	125,613
Johnson Controls International PLC	7,745	585,135
Lennox International, Inc.	1,057	636,916
Munters Group AB	2,780	45,035
Reliance Worldwide Corp. Ltd.	32,878	111,943
Sanwa Holdings Corp.	3,100	78,535
		2,441,511
Capital Markets — 1.6%
AllianceBernstein Holding LP	5,077	188,103
Ameriprise Financial, Inc.	575	293,422
ARES Management Corp., Class A	6,778	1,136,535
Bank of New York Mellon Corp.	9,527	717,955
Blackrock, Inc.	358	351,209
Bolsa Mexicana de Valores SAB de CV	64,122	104,790
Coinbase Global, Inc., Class A(2)	2,674	479,314
Donnelley Financial Solutions, Inc.(2)	2,721	158,743
GQG Partners, Inc.	43,157	78,337
Hamilton Lane, Inc., Class A	1,167	209,640
Hong Kong Exchanges & Clearing Ltd.	10,200	408,412
Integral Corp.	1,900	48,187
Intercontinental Exchange, Inc.	1,259	196,240
Intermediate Capital Group PLC	4,197	111,491
KKR & Co., Inc.	639	88,335
London Stock Exchange Group PLC	4,931	668,327
LPL Financial Holdings, Inc.	3,245	915,674
Morgan Stanley	5,250	610,312
MSCI, Inc.	1,963	1,121,266
Northern Trust Corp.	9,505	955,443
S&P Global, Inc.	967	464,508
St. James's Place PLC	4,252	44,606

Swissquote Group Holding SA	289	98,309
T. Rowe Price Group, Inc.	4,820	529,525
TPG, Inc.	9,112	616,700
		10,595,383
Chemicals — 0.6%
Air Liquide SA	3,110	557,627
Akzo Nobel NV(3)	5,447	347,592
Arkema SA	2,517	221,803
Aspen Aerogels, Inc.(2)	2,907	51,861
Avient Corp.	7,609	354,655
DSM-Firmenich AG	3,844	455,834
Ecolab, Inc.	1,175	288,733
Element Solutions, Inc.	29,898	810,236
Linde PLC	1,002	457,062
PPG Industries, Inc.	1,283	159,746
Shin-Etsu Chemical Co. Ltd.	9,600	351,782
Solvay SA	1,641	66,763
Tokyo Ohka Kogyo Co. Ltd.(3)	3,700	85,155
		4,208,849
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	2,980	158,119
Casella Waste Systems, Inc., Class A(2)	1,821	178,239
Clean Harbors, Inc.(2)	700	161,882
Daiei Kankyo Co. Ltd.	5,000	103,130
Element Fleet Management Corp.	3,351	68,568
Elis SA	2,017	45,885
Republic Services, Inc.	5,104	1,010,592
SPIE SA	2,019	73,075
UniFirst Corp.	536	96,378
		1,895,868
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	1,598	617,531
Extreme Networks, Inc.(2)	4,884	72,918
F5, Inc.(2)	1,955	457,235
Juniper Networks, Inc.	3,853	149,882
Motorola Solutions, Inc.	702	315,444
		1,613,010
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.(3)	2,416	116,258
Construction Partners, Inc., Class A(2)	1,863	146,674
Eiffage SA	4,000	372,295
Fugro NV	4,407	101,333
Kinden Corp.	4,900	101,558
MYR Group, Inc.(2)	1,184	155,104
Ventia Services Group Pty. Ltd.	38,076	114,354
Vinci SA	4,629	518,544
		1,626,120
Construction Materials — 0.2%
CRH PLC	4,410	420,846
James Hardie Industries PLC(2)	4,962	158,254
Knife River Corp.(2)	545	53,040
Summit Materials, Inc., Class A(2)	2,791	132,321
Vulcan Materials Co.	1,343	367,888
		1,132,349
Consumer Finance — 0.0%
American Express Co.	1,095	295,737

Zip Co. Ltd.(2)	32,530	63,417
		359,154
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	1,658	138,725
Casey's General Stores, Inc.	574	226,168
Costco Wholesale Corp.	384	335,685
Dollar Tree, Inc.(2)	5,100	329,664
Grocery Outlet Holding Corp.(2)	2,021	28,900
Koninklijke Ahold Delhaize NV	22,028	726,887
Marks & Spencer Group PLC	23,919	116,052
PriceSmart, Inc.	1,536	127,611
Redcare Pharmacy NV(2)	542	83,007
Sysco Corp.	4,388	328,881
Target Corp.	2,229	334,439
		2,776,019
Containers and Packaging — 0.3%
Ball Corp.	3,153	186,815
Graphic Packaging Holding Co.	23,998	678,183
Packaging Corp. of America	1,536	351,652
Smurfit WestRock PLC	3,639	187,409
Verallia SA	16,081	463,759
		1,867,818
Distributors — 0.2%
D'ieteren Group(3)	205	44,382
LKQ Corp.	4,571	168,167
Pool Corp.	2,272	821,646
		1,034,195
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	3,923	523,603
Duolingo, Inc.(2)	2,658	778,714
Stride, Inc.(2)	1,842	171,822
		1,474,139
Diversified REITs — 0.1%
British Land Co. PLC	55,046	283,264
Essential Properties Realty Trust, Inc.	10,339	327,643
Stockland	22,192	75,045
		685,952
Diversified Telecommunication Services — 0.2%
BCE, Inc.(3)	10,119	326,241
Cellnex Telecom SA(3)	2,710	99,527
Gamma Communications PLC	3,205	65,479
Orange SA	43,137	473,890
Verizon Communications, Inc.	8,669	365,225
		1,330,362
Electric Utilities — 0.6%
Duke Energy Corp.	2,118	244,142
Edison International	9,548	786,755
Evergy, Inc.	9,887	597,570
Eversource Energy	9,862	649,413
Iberdrola SA	31,376	466,076
NextEra Energy, Inc.	8,737	692,407
Xcel Energy, Inc.	10,035	670,438
		4,106,801
Electrical Equipment — 0.6%
AMETEK, Inc.	1,713	314,061

Atkore, Inc.	1,013	86,875
Eaton Corp. PLC	1,225	406,185
Emerson Electric Co.	7,281	788,314
Furukawa Electric Co. Ltd.	1,400	34,431
Hubbell, Inc.	757	323,262
Nexans SA	710	98,834
Nordex SE(2)	5,432	77,409
Regal Rexnord Corp.	3,046	507,281
Schneider Electric SE	2,748	711,866
Signify NV	8,926	218,550
Vertiv Holdings Co., Class A	6,363	695,412
		4,262,480
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	4,157	782,472
Cognex Corp.	1,454	58,494
Keyence Corp.	1,000	451,413
Littelfuse, Inc.	595	145,555
Maruwa Co. Ltd.	400	110,347
Mirion Technologies, Inc., Class A(2)	7,901	116,935
TE Connectivity PLC	2,442	360,000
Yokogawa Electric Corp.	2,700	59,864
		2,085,080
Energy Equipment and Services — 0.2%
Baker Hughes Co.	14,953	569,410
DOF Group ASA(2)	6,594	52,650
Expro Group Holdings NV(2)	6,477	82,582
Schlumberger NV	10,704	428,909
Subsea 7 SA	5,656	86,932
TechnipFMC PLC	1,058	28,238
Transocean Ltd.(2)(3)	36,297	157,529
		1,406,250
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	740	77,711
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	61,637
Spotify Technology SA(2)	1,302	501,400
Walt Disney Co.	1,632	156,998
		797,746
Financial Services — 0.4%
Adyen NV(2)	273	417,051
Block, Inc.(2)	1,902	137,553
Corpay, Inc.(2)	3,061	1,009,273
Edenred SE	6,618	214,044
Infratil Ltd.	8,589	64,957
Mastercard, Inc., Class A	1,390	694,430
Payoneer Global, Inc.(2)	9,297	80,140
Shift4 Payments, Inc., Class A(2)(3)	1,401	126,706
Visa, Inc., Class A	799	231,590
Worldline SA(2)	6,667	47,259
		3,023,003
Food Products — 0.3%
AAK AB	3,549	101,880
Conagra Brands, Inc.	29,653	858,158
General Mills, Inc.	8,166	555,451
Mondelez International, Inc., Class A	4,221	289,054
Morinaga & Co. Ltd.	2,400	44,891

Nomad Foods Ltd.	5,594	98,175
Toyo Suisan Kaisha Ltd.	300	17,623
		1,965,232
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	2,164	88,897
Nippon Gas Co. Ltd.	1,900	25,968
ONE Gas, Inc.	6,320	450,427
Spire, Inc.	7,269	464,198
		1,029,490
Ground Transportation — 0.6%
Canadian Pacific Kansas City Ltd.	6,533	503,975
CSX Corp.	11,569	389,181
Knight-Swift Transportation Holdings, Inc.	2,908	151,448
Kyushu Railway Co.	3,400	89,456
Norfolk Southern Corp.	4,088	1,023,758
Saia, Inc.(2)	147	71,826
Schneider National, Inc., Class B	4,064	114,930
Uber Technologies, Inc.(2)	3,360	242,088
Union Pacific Corp.	1,453	337,198
XPO, Inc.(2)	6,349	828,735
		3,752,595
Health Care Equipment and Supplies — 1.1%
Alphatec Holdings, Inc.(2)	11,499	90,267
Becton Dickinson & Co.	2,711	633,263
DENTSPLY SIRONA, Inc.	10,343	239,647
Dexcom, Inc.(2)	9,726	685,488
Envista Holdings Corp.(2)	15,355	321,994
GE HealthCare Technologies, Inc.	8,754	764,662
Hologic, Inc.(2)	3,984	322,186
IDEXX Laboratories, Inc.(2)	1,476	600,614
Inari Medical, Inc.(2)	3,102	150,137
Insulet Corp.(2)	2,426	561,692
Integer Holdings Corp.(2)	1,114	138,415
Intuitive Surgical, Inc.(2)	592	298,273
Lantheus Holdings, Inc.(2)	1,282	140,815
Medtronic PLC	4,198	374,672
Neogen Corp.(2)	5,550	79,254
SI-BONE, Inc.(2)	6,845	94,461
Terumo Corp.	27,800	529,459
Ypsomed Holding AG	152	67,418
Zimmer Biomet Holdings, Inc.	13,269	1,418,721
		7,511,438
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(2)	1,438	61,388
Cardinal Health, Inc.	5,782	627,463
Cencora, Inc.	4,039	921,215
Centene Corp.(2)	5,833	363,163
Chartwell Retirement Residences	27,375	307,695
Cigna Group	1,114	350,698
Encompass Health Corp.	1,243	123,629
HealthEquity, Inc.(2)	1,682	143,391
Henry Schein, Inc.(2)	13,466	945,717
Labcorp Holdings, Inc.	2,811	641,667
NeoGenomics, Inc.(2)	8,277	112,484
Option Care Health, Inc.(2)	3,478	80,133

Pediatrix Medical Group, Inc.(2)	3,959	48,775
Quest Diagnostics, Inc.	4,609	713,611
Surgery Partners, Inc.(2)	2,828	81,446
Talkspace, Inc.(2)	22,425	70,190
UnitedHealth Group, Inc.	1,445	815,703
Universal Health Services, Inc., Class B	1,360	277,862
		6,686,230
Health Care REITs — 0.5%
Aedifica SA	1,259	81,278
American Healthcare REIT, Inc.	12,756	339,310
CareTrust REIT, Inc.	11,008	359,631
Healthpeak Properties, Inc.	15,237	342,071
Ventas, Inc.	14,739	965,257
Welltower, Inc.	7,751	1,045,455
		3,133,002
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,604	84,153
GoodRx Holdings, Inc., Class A(2)	8,962	54,847
Pro Medicus Ltd.	439	55,611
Veeva Systems, Inc., Class A(2)	2,139	446,687
Waystar Holding Corp.(2)	3,018	86,104
		727,402
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	930	99,556
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	3,212	432,945
Chipotle Mexican Grill, Inc.(2)	16,204	903,697
Darden Restaurants, Inc.	1,443	230,909
DoorDash, Inc., Class A(2)	3,984	624,293
GENDA, Inc.(2)(3)	4,200	73,327
Greggs PLC	2,406	85,303
Guzman y Gomez Ltd.(2)	1,743	42,979
Hilton Worldwide Holdings, Inc.	6,932	1,627,980
Life Time Group Holdings, Inc.(2)	4,144	92,328
MakeMyTrip Ltd.(2)	4,036	409,614
Planet Fitness, Inc., Class A(2)	1,283	100,741
Round One Corp.	8,100	51,265
Trip.com Group Ltd., ADR(2)	5,842	376,225
		5,051,606
Household Durables — 0.2%
Barratt Redrow PLC	27,890	160,691
Bellway PLC	3,298	120,439
Breville Group Ltd.(3)	1,219	25,337
Champion Homes, Inc.(2)	1,464	129,169
Mohawk Industries, Inc.(2)	2,334	313,386
Taylor Wimpey PLC	226,757	428,725
TopBuild Corp.(2)	752	265,742
		1,443,489
Household Products — 0.5%
Church & Dwight Co., Inc.	9,849	984,014
Colgate-Palmolive Co.	1,299	121,729
Henkel AG & Co. KGaA, Preference Shares	3,581	310,089
Kimberly-Clark Corp.	4,668	626,352
Procter & Gamble Co.	2,055	339,445

Reckitt Benckiser Group PLC	13,275	805,315
		3,186,944
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.(2)	1,093	198,226
Vistra Corp.	8,160	1,019,674
		1,217,900
Industrial Conglomerates — 0.2%
Hitachi Ltd.	24,300	610,534
Honeywell International, Inc.	1,365	280,753
LG Corp.	3,724	203,501
		1,094,788
Industrial REITs — 0.4%
EastGroup Properties, Inc.	1,247	213,586
Goodman Group	22,150	528,931
Mapletree Industrial Trust	40,000	72,229
Prologis, Inc.	12,637	1,427,223
Segro PLC	11,018	111,638
Tritax Big Box REIT PLC	39,211	71,181
		2,424,788
Insurance — 0.8%
Aflac, Inc.	1,153	120,823
Allstate Corp.	3,925	732,091
Goosehead Insurance, Inc., Class A(2)	1,272	138,521
Hanover Insurance Group, Inc.	2,955	438,315
Kinsale Capital Group, Inc.	393	168,247
Marsh & McLennan Cos., Inc.	1,189	259,487
MetLife, Inc.	2,810	220,360
NN Group NV	7,712	378,600
Palomar Holdings, Inc.(2)	1,177	105,659
Progressive Corp.	1,260	305,966
Prudential Financial, Inc.	1,731	212,013
Prudential PLC	35,984	299,561
Reinsurance Group of America, Inc.	1,038	219,101
Ryan Specialty Holdings, Inc., Class A	8,324	548,302
Skyward Specialty Insurance Group, Inc.(2)	3,265	144,346
Tokio Marine Holdings, Inc.	8,100	291,731
Willis Towers Watson PLC	2,679	809,567
		5,392,690
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	10,236	1,751,482
Autohome, Inc., ADR	6,525	183,352
CAR Group Ltd.	3,169	78,056
Hemnet Group AB	2,245	70,760
Meta Platforms, Inc., Class A	1,840	1,044,347
Pinterest, Inc., Class A(2)	17,586	559,059
QuinStreet, Inc.(2)	6,497	136,437
Scout24 SE	797	68,849
Tencent Holdings Ltd.	17,300	902,058
		4,794,400
IT Services — 0.7%
Accenture PLC, Class A	932	321,372
Amdocs Ltd.	6,756	592,805
BIPROGY, Inc.	2,800	88,357
Cloudflare, Inc., Class A(2)	8,245	723,169
Cognizant Technology Solutions Corp., Class A	3,688	275,088

GDS Holdings Ltd., ADR(2)	6,003	131,526
GDS Holdings Ltd., Class A(2)(3)	25,100	67,693
Globant SA(2)	402	84,376
Indra Sistemas SA(3)	2,510	44,250
International Business Machines Corp.	1,541	318,555
MongoDB, Inc.(2)	2,328	629,491
NEC Corp.	5,300	450,979
NEXTDC Ltd.(2)	69,977	747,500
NTT Data Group Corp.	27,600	436,638
		4,911,799
Leisure Products — 0.1%
BRP, Inc.(3)	4,387	216,301
Brunswick Corp.	635	50,635
MIPS AB(3)	1,376	67,490
Thule Group AB	2,282	76,384
Tomy Co. Ltd.	3,500	92,396
YETI Holdings, Inc.(2)	2,903	102,215
		605,421
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	4,582	597,080
Avantor, Inc.(2)	11,102	248,352
Bio-Techne Corp.	3,185	234,894
Danaher Corp.	1,976	485,424
ICON PLC(2)	1,269	281,858
IQVIA Holdings, Inc.(2)	1,422	292,676
Lonza Group AG	672	413,500
Mettler-Toledo International, Inc.(2)	204	263,517
Thermo Fisher Scientific, Inc.	606	331,070
		3,148,371
Machinery — 0.7%
CNH Industrial NV	33,004	370,635
Crane Co.	2,150	338,152
Cummins, Inc.	1,765	580,650
Daimler Truck Holding AG	3,459	143,032
Deere & Co.	422	170,779
Dover Corp.	921	174,373
Fluidra SA(3)	2,836	76,653
Konecranes OYJ	1,689	116,601
Miura Co. Ltd.	2,000	46,701
Organo Corp.	1,300	60,743
Oshkosh Corp.	5,488	561,093
Parker-Hannifin Corp.	518	328,448
RBC Bearings, Inc.(2)	645	180,826
Techtronic Industries Co. Ltd.	31,000	448,429
Timken Co.	2,786	231,238
Weir Group PLC	11,984	322,730
Xylem, Inc.	3,599	438,286
		4,589,369
Media — 0.4%
CyberAgent, Inc.(3)	4,000	26,111
Fox Corp., Class B	3,344	130,282
Interpublic Group of Cos., Inc.	18,985	558,159
Omnicom Group, Inc.	1,025	103,525
Stroeer SE & Co. KGaA	1,270	75,357
Trade Desk, Inc., Class A(2)	10,536	1,266,532

WPP PLC	37,481	393,960
		2,553,926
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	7,162	144,696
ATI, Inc.(2)	1,943	102,416
Capstone Copper Corp.(2)(3)	13,828	95,639
Carpenter Technology Corp.	910	136,045
ERO Copper Corp.(2)	3,277	60,181
GMK Norilskiy Nickel PAO(4)	244,600	2
Hudbay Minerals, Inc.	3,701	33,200
Sandfire Resources Ltd.(2)(3)	16,850	114,036
		686,215
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	13,489	721,122
WEC Energy Group, Inc.	4,629	442,208
		1,163,330
Office REITs — 0.1%
Nippon Building Fund, Inc.	160	137,240
SL Green Realty Corp.	666	50,357
Vornado Realty Trust	8,342	345,442
		533,039
Oil, Gas and Consumable Fuels — 0.7%
ConocoPhillips	4,454	487,891
Coterra Energy, Inc.	14,102	337,320
Eni SpA	4,823	73,469
Enterprise Products Partners LP	30,476	873,442
EOG Resources, Inc.	3,573	435,763
EQT Corp.	10,627	388,310
Gaztransport Et Technigaz SA	300	43,650
Kosmos Energy Ltd.(2)	40,425	151,998
Occidental Petroleum Corp.	8,097	405,741
Paladin Energy Ltd.(2)(3)	6,547	43,103
Parkland Corp.	7,455	173,478
Permian Resources Corp.	37,971	517,545
Repsol SA	5,635	70,541
Targa Resources Corp.	4,178	697,559
		4,699,810
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	112	11,077
Stella-Jones, Inc.	1,588	96,009
		107,086
Passenger Airlines — 0.1%
Southwest Airlines Co.	18,990	580,714
Personal Care Products — 0.3%
BellRing Brands, Inc.(2)	1,480	97,428
elf Beauty, Inc.(2)	2,279	239,865
Haleon PLC	76,227	366,352
Interparfums, Inc.	953	115,380
Kenvue, Inc.	21,396	490,610
Unilever PLC	6,555	399,869
		1,709,504
Pharmaceuticals — 0.8%
ALK-Abello AS(2)	2,806	65,704
AstraZeneca PLC	2,723	387,465
Bristol-Myers Squibb Co.	1,779	99,215

Camurus AB(2)	816	45,887
Edgewise Therapeutics, Inc.(2)	2,981	100,072
Eli Lilly & Co.	557	462,165
GSK PLC	33,669	608,014
H Lundbeck AS	4,913	31,983
Hikma Pharmaceuticals PLC	7,368	176,462
Intra-Cellular Therapies, Inc.(2)	759	64,325
Longboard Pharmaceuticals, Inc.(2)	1,810	108,093
Merck & Co., Inc.	3,098	316,987
Novo Nordisk AS, Class B	10,492	1,176,835
Roche Holding AG	2,137	662,264
Sanofi SA	824	87,080
Sanofi SA, ADR	10,736	567,720
Santen Pharmaceutical Co. Ltd.	9,800	117,197
Verona Pharma PLC, ADR(2)(3)	2,769	93,952
Virbac SACA	118	44,848
Zoetis, Inc.	1,888	337,537
		5,553,805
Professional Services — 0.6%
Adecco Group AG	15,474	484,053
ALS Ltd.	9,418	86,941
Arcadis NV	1,149	79,561
BayCurrent, Inc.(3)	3,000	97,497
Equifax, Inc.	2,494	660,960
Experian PLC	5,407	263,893
FTI Consulting, Inc.(2)	350	68,278
Jacobs Solutions, Inc.	1,592	223,803
RELX PLC	11,612	532,523
Teleperformance SE	4,735	501,919
Verisk Analytics, Inc.	2,384	654,932
Verra Mobility Corp.(2)	3,911	101,569
		3,755,929
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	1,124	147,210
Colliers International Group, Inc.	506	77,236
Colliers International Group, Inc. (Toronto)	309	47,235
CTP NV	6,666	111,511
FirstService Corp.	537	99,436
FirstService Corp. (Toronto)	1,000	185,155
Mitsui Fudosan Co. Ltd.	11,900	101,535
PSP Swiss Property AG	345	48,994
Redfin Corp.(2)	4,971	51,549
Savills PLC	4,624	64,091
TAG Immobilien AG(2)	2,668	44,352
Tokyo Tatemono Co. Ltd.	13,700	223,718
		1,202,022
Residential REITs — 0.4%
American Homes 4 Rent, Class A	5,812	204,815
AvalonBay Communities, Inc.	2,495	552,917
Boardwalk Real Estate Investment Trust	759	39,412
Camden Property Trust	1,950	225,790
Canadian Apartment Properties REIT	2,111	70,334
Equity Residential	8,016	564,086
Essex Property Trust, Inc.	1,239	351,703
Invitation Homes, Inc.	8,448	265,352

UNITE Group PLC	18,439	208,583
		2,482,992
Retail REITs — 0.6%
Agree Realty Corp.(3)	8,130	603,653
Charter Hall Retail REIT	37,721	83,511
Japan Metropolitan Fund Invest	101	61,990
Kite Realty Group Trust	12,327	316,434
Link REIT	39,000	181,717
Realty Income Corp.	11,822	701,872
Regency Centers Corp.	8,794	628,243
Scentre Group	103,549	237,403
Simon Property Group, Inc.	3,446	582,788
Unibail-Rodamco-Westfield	2,691	220,049
Urban Edge Properties	14,660	326,038
		3,943,698
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(2)	3,362	484,363
Analog Devices, Inc.	1,898	423,463
Applied Materials, Inc.	1,719	312,136
ASML Holding NV	925	622,646
Broadcom, Inc.	2,679	454,814
Camtek Ltd.	285	22,675
Credo Technology Group Holding Ltd.(2)	2,778	104,731
Enphase Energy, Inc.(2)	2,272	188,667
Impinj, Inc.(2)	464	88,155
Infineon Technologies AG	6,330	200,184
MACOM Technology Solutions Holdings, Inc.(2)	1,340	150,616
Marvell Technology, Inc.	4,469	358,012
Micronics Japan Co. Ltd.	1,300	32,391
Monolithic Power Systems, Inc.	1,025	778,282
Nova Ltd.(2)	244	45,213
NVIDIA Corp.	23,373	3,102,999
ON Semiconductor Corp.(2)	3,998	281,819
Onto Innovation, Inc.(2)	647	128,320
Rambus, Inc.(2)	2,647	126,580
Silicon Laboratories, Inc.(2)	997	103,548
SUMCO Corp.	61,500	588,027
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	1,317,098
Teradyne, Inc.	3,508	372,585
		10,287,324
Software — 2.1%
ACI Worldwide, Inc.(2)	2,115	104,058
Adobe, Inc.(2)	206	98,484
Agilysys, Inc.(2)	1,017	101,741
AppLovin Corp., Class A(2)	4,700	796,133
BlackLine, Inc.(2)	1,582	87,595
Bytes Technology Group PLC	4,698	27,359
Cadence Design Systems, Inc.(2)	2,694	743,867
Crowdstrike Holdings, Inc., Class A(2)	519	154,076
CyberArk Software Ltd.(2)	691	191,075
Datadog, Inc., Class A(2)	7,816	980,439
Descartes Systems Group, Inc.(2)	864	89,760
Dynatrace, Inc.(2)	1,679	90,330
Fair Isaac Corp.(2)	408	813,189
Guidewire Software, Inc.(2)	4,598	856,423

HubSpot, Inc.(2)	1,300	721,227
Klaviyo, Inc., Class A(2)	1,923	73,132
Manhattan Associates, Inc.(2)	3,132	824,844
Microsoft Corp.	7,979	3,242,267
Money Forward, Inc.(2)(3)	1,700	55,463
nCino, Inc.(2)	2,945	109,848
Open Text Corp.	3,454	103,594
Palantir Technologies, Inc., Class A(2)	35,966	1,494,747
Q2 Holdings, Inc.(2)	2,777	235,101
Salesforce, Inc.	773	225,229
SAP SE	3,544	827,470
ServiceNow, Inc.(2)	137	127,820
SPS Commerce, Inc.(2)	302	49,830
Tenable Holdings, Inc.(2)	3,473	137,566
Workday, Inc., Class A(2)	955	223,327
Zscaler, Inc.(2)	3,871	699,838
		14,285,832
Specialized REITs — 0.9%
Big Yellow Group PLC	7,847	121,692
CubeSmart	5,282	252,691
Digital Core REIT Management Pte. Ltd.	111,200	69,073
Digital Realty Trust, Inc.	3,895	694,206
Equinix, Inc.	1,358	1,233,173
Extra Space Storage, Inc.	537	87,692
Iron Mountain, Inc.	5,733	709,344
Lamar Advertising Co., Class A	1,916	252,912
National Storage Affiliates Trust	1,516	63,899
Public Storage	2,699	888,133
Safehold, Inc.	3,093	65,819
SBA Communications Corp.	2,411	553,252
VICI Properties, Inc.	22,975	729,686
		5,721,572
Specialty Retail — 0.4%
Aritzia, Inc.(2)	2,558	82,361
Boot Barn Holdings, Inc.(2)	1,054	131,276
Burlington Stores, Inc.(2)	3,500	867,195
CarMax, Inc.(2)	1,595	115,446
Foot Locker, Inc.(2)	1,670	38,727
Home Depot, Inc.	1,770	696,937
Sanrio Co. Ltd.	4,100	111,229
TJX Cos., Inc.	3,555	401,822
Tractor Supply Co.	877	232,852
Warby Parker, Inc., Class A(2)	2,640	44,695
		2,722,540
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	12,924	2,919,661
HP, Inc.	15,324	544,308
Samsung Electronics Co. Ltd.	10,512	446,350
Super Micro Computer, Inc.(2)	4,310	125,464
		4,035,783
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	7,100	124,015
Crocs, Inc.(2)	621	66,956
Deckers Outdoor Corp.(2)	780	125,494
Levi Strauss & Co., Class A	2,429	41,512

On Holding AG, Class A(2)	16,642	789,164
		1,147,141
Tobacco — 0.2%
British American Tobacco PLC	21,835	763,550
KT&G Corp.	3,970	315,354
		1,078,904
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	315	72,951
Ashtead Group PLC	4,182	312,846
Beacon Roofing Supply, Inc.(2)	6,192	570,098
Beijer Ref AB(3)	2,962	44,618
Bunzl PLC	7,491	329,788
Core & Main, Inc., Class A(2)	8,635	382,358
Diploma PLC	1,843	101,317
Ferguson Enterprises, Inc.	880	173,131
FTAI Aviation Ltd.	414	55,658
H&E Equipment Services, Inc.	3,272	170,962
Herc Holdings, Inc.	320	66,925
Howden Joinery Group PLC	4,294	46,719
MonotaRO Co. Ltd.	2,100	31,681
MSC Industrial Direct Co., Inc., Class A	7,804	617,062
Rexel SA	11,331	312,185
Seven Group Holdings Ltd.(3)	3,308	90,127
SiteOne Landscape Supply, Inc.(2)	1,354	189,208
United Rentals, Inc.	161	130,861
		3,698,495
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	395	93,119
SATS Ltd.	49,400	146,559
		239,678
TOTAL COMMON STOCKS (Cost $154,637,251)		206,920,616
U.S. TREASURY SECURITIES — 7.9%
U.S. Treasury Bonds, 2.00%, 11/15/41	3,150,000	2,193,557
U.S. Treasury Bonds, 2.375%, 2/15/42	4,599,000	3,389,876
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	203,008
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	35,686
U.S. Treasury Bonds, 4.75%, 11/15/43	40,000	40,953
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	282,037
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	78,523
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	39,133
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	312,198	315,487
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	524,322	527,371
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	919,479	739,253
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	424,455	327,560
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,553,317	1,360,843
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,168,263	2,425,723
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	521,632	400,540
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	665,016	394,466
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	1,130,830	663,277
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	6,093,600	6,009,955
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	3,000,900	2,915,347
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	436,345	419,882
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	942,565	831,692
U.S. Treasury Notes, 4.625%, 2/28/26	6,220,000	6,248,670

U.S. Treasury Notes, 2.75%, 7/31/27		311,000	299,927
U.S. Treasury Notes, 2.25%, 8/15/27		200,000	190,148
U.S. Treasury Notes, 3.875%, 11/30/27		3,895,000	3,866,168
U.S. Treasury Notes, 4.375%, 8/31/28		3,830,000	3,858,426
U.S. Treasury Notes, 1.50%, 11/30/28(5)		6,900,000	6,217,277
U.S. Treasury Notes, 3.50%, 4/30/30		3,550,000	3,432,129
U.S. Treasury Notes, 4.375%, 11/30/30		1,870,000	1,886,801
U.S. Treasury Notes, 4.375%, 5/15/34		2,550,000	2,568,527
U.S. Treasury Notes, VRN, 4.67%, (3-month USBMMY plus 0.13%), 7/31/25		400,000	399,807
TOTAL U.S. TREASURY SECURITIES (Cost $56,699,588)			52,562,049
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.2%
FHLMC, 4.50%, 10/1/52		2,794,451	2,656,962
FHLMC, 5.50%, 12/1/52		1,330,482	1,321,727
FHLMC, 5.00%, 6/1/53		1,366,096	1,329,882
FNMA, 4.50%, 10/1/52		2,791,802	2,656,087
FNMA, 5.50%, 3/1/54		1,311,161	1,300,507
GNMA, 5.50%, TBA		2,665,000	2,650,524
GNMA, 6.00%, 3/15/26		592	597
GNMA, 7.00%, 12/15/27		1,134	1,140
GNMA, 7.00%, 5/15/31		2,752	2,848
GNMA, 6.50%, 10/15/38		114,046	120,963
GNMA, 4.50%, 6/15/41		88,463	86,297
UMBS, 4.00%, TBA		2,813,000	2,599,177
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,835,858)			14,726,711
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	58,379
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	69,405
			127,784
Austria — 0.0%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	41,000	43,225
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	29,000	35,247
			78,472
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	32,871
Canada — 0.0%
Province of British Columbia, 2.85%, 6/18/25	CAD	201,000	143,869
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	90,119
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,734
			246,722
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		60,000	57,807
China — 0.0%
China Government Bonds, 3.25%, 6/6/26	CNY	400,000	57,787
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	45,128
			102,915
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	245,000	34,212
Denmark Government Bonds, 4.50%, 11/15/39	DKK	62,000	11,393
			45,605
Finland — 0.1%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	58,000	63,615

Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	350,000	276,340
			339,955
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	1,050,000	934,782
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	1,320,000	1,434,084
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	21,564
			1,455,648
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	13,000,000,000	836,966
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	37,769
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	240,839
			278,608
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	58,700,000	324,224
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	35,000,000	183,087
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	26,500,000	160,437
			667,748
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	250,000	57,402
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	27,000	29,206
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	510,000	44,226
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		300,000	366,938
South Africa — 0.1%
Republic of South Africa Government Bonds, 10.875%, 3/31/38	ZAR	10,300,000	571,153
Supranational — 0.2%
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,317,640
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	3,200,000	96,608
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	1,100,000	1,351,517
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,066,068)			9,040,573
CORPORATE BONDS — 1.2%
Aerospace and Defense — 0.0%
TransDigm, Inc., 4.625%, 1/15/29		190,000	180,610
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	109,229
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	321,636
Banks — 0.3%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	141,628
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	108,409
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	126,484
Bank of Nova Scotia, 3.45%, 4/11/25		1,250,000	1,242,699
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	108,006
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	164,607
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	215,862
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	26,066
			2,133,761
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		46,000	45,125

Olin Corp., 5.125%, 9/15/27	70,000	69,103
		114,228
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc., 6.375%, 2/1/31(6)	190,000	191,609
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 3.50%, 9/15/53	45,000	31,386
Sprint Capital Corp., 6.875%, 11/15/28	258,000	276,929
		308,315
Electric Utilities — 0.0%
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	33,532
MidAmerican Energy Co., 5.85%, 9/15/54	45,000	47,716
		81,248
Financial Services — 0.0%
Allen C Stonecipher Life Insurance Trust, VRDN, 4.90%, 11/7/24 (LOC: FHLB)	5,000	5,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	10,772
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	60,000	61,403
		72,175
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	248,736
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	47,769
		296,505
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	103,198
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)	142,000	145,669
MGM Resorts International, 4.625%, 9/1/26	39,000	38,677
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	482,019
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	198,662
		968,225
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	243,621
Meritage Homes Corp., 5.125%, 6/6/27	190,000	190,145
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	136,000	118,446
		552,212
Leisure Products — 0.0%
Mattel, Inc., 5.45%, 11/1/41	200,000	183,432
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	155,000	155,155
Metals and Mining — 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	215,344
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	27,474
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)	65,000	66,705
Energy Transfer LP, 5.75%, 4/1/25	90,000	89,940
Expand Energy Corp., 5.70%, 1/23/25	21,000	20,982
MEG Energy Corp., 5.875%, 2/1/29(6)	70,000	68,688
Petroleos Mexicanos, 5.35%, 2/12/28	630,000	587,242
		833,557
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	211,848	211,366
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.125%, 4/1/29(6)	180,000	168,220
Specialty Retail — 0.0%
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)	210,000	186,835

Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.75%, 1/13/25	500,000	498,020
TOTAL CORPORATE BONDS (Cost $8,025,834)		7,814,156
COLLATERALIZED LOAN OBLIGATIONS — 0.2%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.90%, (3-month SOFR plus 1.27%), 7/25/36(6)	250,000	250,589
Bryant Park Funding Ltd., Series 2021-17A, Class B1, VRN, 7.56%, (3-month SOFR plus 2.94%), 1/20/35(6)	200,000	200,010
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.66%, (3-month SOFR plus 2.01%), 4/17/30(6)	250,000	250,164
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.99%, (3-month SOFR plus 2.36%), 7/18/30(6)	175,000	175,466
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.99%, (3-month SOFR plus 2.36%), 1/25/32(6)	300,000	300,512
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,174,274)		1,176,741
PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Volkswagen International Finance NV, 3.875%	300,000	304,110
Electric Utilities — 0.0%
Enel SpA, 2.25%	100,000	104,917
Insurance — 0.1%
Allianz SE, 2.625%	200,000	182,470
Generali, 4.60%	100,000	109,570
Intesa Sanpaolo Vita SpA, 4.75%	100,000	108,858
		400,898
Oil, Gas and Consumable Fuels — 0.0%
Eni SpA, 3.375%	200,000	209,420
TOTAL PREFERRED STOCKS (Cost $1,283,824)		1,019,345
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	177,071	161,312
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	291,222
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	249,186	240,197
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	124,645	113,923
TOTAL ASSET-BACKED SECURITIES (Cost $853,423)		806,654
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	34,556
New York City GO, 6.27%, 12/1/37	5,000	5,381
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	33,786
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	68,152
State of California GO, 4.60%, 4/1/38	30,000	28,803
State of California GO, 7.60%, 11/1/40	40,000	48,931
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,462
TOTAL MUNICIPAL SECURITIES (Cost $288,304)		250,071
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Private Sponsor Collateralized Mortgage Obligations — 0.0%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,462	1,424
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,046	7,114
		8,538
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.91%, (30-day average SOFR plus 1.05%), 1/25/44(6)	200,358	200,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $209,751)		209,001
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	178	101,681

iShares MSCI EAFE Small-Cap ETF	76	4,823
TOTAL EXCHANGE-TRADED FUNDS (Cost $108,566)		106,504
SHORT-TERM INVESTMENTS — 5.8%
Certificates of Deposit — 0.5%
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	3,500,000	3,510,574
Commercial Paper(8) — 1.5%
Banco Santander SA, 5.58%, 1/7/25(6)	1,000,000	991,142
Bank of Montreal, VRN, 5.11%, 5/30/25(6)	2,500,000	2,501,580
Chariot Funding LLC, VRN, 5.09%, 3/17/25 (LOC: JP Morgan Chase Bank)(6)	500,000	500,130
JP Morgan Securities LLC, VRN, 5.09%, 6/30/25(6)	750,000	749,925
Longship Funding LLC, 4.96%, 11/1/24 (LOC: Nordea Bank Abp)(6)	500,000	499,933
Mainbeach Funding LLC, 4.97%, 11/1/24 (LOC: Deutsche Bank AG)(6)	1,910,000	1,909,742
Natixis SA, 5.02%, 2/27/25(6)	1,500,000	1,477,212
Washington Morgan Capital Co. LLC, 5.60%, 11/22/24 (LOC: Goldman Sachs & Co.)(6)	1,100,000	1,096,751
		9,726,415
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,916,757	18,916,757
State Street Navigator Securities Lending Government Money Market Portfolio(9)	6,364,182	6,364,182
		25,280,939
TOTAL SHORT-TERM INVESTMENTS (Cost $38,503,226)		38,517,928
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $527,770,974)		679,368,566
OTHER ASSETS AND LIABILITIES — (2.0)%		(13,590,833)
TOTAL NET ASSETS — 100.0%		$665,777,733

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	137,303	AUD	204,431	Morgan Stanley	12/18/24	$2,710
BRL	2,350,090	USD	414,426	UBS AG	12/18/24	(9,949)
CAD	1,823,698	USD	1,312,778	Citibank N.A.	12/18/24	(912)
CAD	818,863	USD	589,428	Citibank N.A.	12/18/24	(384)
CAD	10,818	USD	7,994	Bank of America N.A.	12/20/24	(212)
CAD	9,802	USD	7,265	Bank of America N.A.	12/20/24	(214)
CAD	8,884	USD	6,601	Bank of America N.A.	12/20/24	(210)
CAD	14,758	USD	10,976	Bank of America N.A.	12/20/24	(359)
CAD	9,842	USD	7,299	Bank of America N.A.	12/20/24	(219)
CAD	36,139	USD	26,770	Bank of America N.A.	12/20/24	(771)
CAD	10,147	USD	7,532	Bank of America N.A.	12/20/24	(232)
CAD	9,948	USD	7,341	Bank of America N.A.	12/20/24	(184)
CAD	12,516	USD	9,120	Bank of America N.A.	12/20/24	(116)
CAD	25,190	USD	18,236	Bank of America N.A.	12/20/24	(114)
USD	2,199,992	CAD	2,984,285	JPMorgan Chase Bank N.A.	12/18/24	53,265
USD	319,042	CAD	432,784	Bank of America N.A.	12/20/24	7,697
USD	245,318	CAD	330,473	Bank of America N.A.	12/20/24	7,576
USD	300,321	CAD	404,569	Bank of America N.A.	12/20/24	9,274
USD	5,854	CAD	7,976	Bank of America N.A.	12/20/24	117
USD	20,990	CAD	28,594	Bank of America N.A.	12/20/24	419
USD	17,230	CAD	23,586	Bank of America N.A.	12/20/24	262
USD	23,798	CAD	32,690	Bank of America N.A.	12/20/24	280
USD	8,380	CAD	11,539	Bank of America N.A.	12/20/24	79
USD	7,737	CAD	10,728	Bank of America N.A.	12/20/24	19
CLP	85,170,090	USD	89,727	Goldman Sachs & Co.	12/18/24	(1,167)
CNY	2,885,957	USD	409,472	Bank of America N.A.	12/18/24	(1,625)

COP	892,416,895	USD	205,360	JPMorgan Chase Bank N.A.	12/18/24	(4,872)
CZK	6,525,414	USD	287,488	Citibank N.A.	12/18/24	(6,846)
DKK	224,648	USD	33,720	Morgan Stanley	12/20/24	(881)
DKK	35,918	USD	5,203	Morgan Stanley	12/20/24	47
DKK	55,995	USD	8,132	Morgan Stanley	12/20/24	53
USD	254,120	DKK	1,691,761	Morgan Stanley	12/20/24	6,823
USD	6,483	DKK	44,207	Morgan Stanley	12/20/24	21
EUR	8,198	USD	8,896	Bank of America N.A.	12/20/24	39
EUR	29,699	USD	32,362	Goldman Sachs & Co.	12/20/24	6
EUR	4,315	USD	4,781	JPMorgan Chase Bank N.A.	12/20/24	(79)
EUR	67,851	USD	75,190	JPMorgan Chase Bank N.A.	12/20/24	(1,240)
EUR	70,664	USD	76,540	JPMorgan Chase Bank N.A.	12/20/24	475
EUR	84,390	USD	91,791	UBS AG	12/20/24	184
EUR	7,311	USD	7,952	UBS AG	12/20/24	16
USD	6,291,043	EUR	5,655,048	JPMorgan Chase Bank N.A.	12/18/24	128,267
USD	34,524	EUR	30,917	Citibank N.A.	12/20/24	828
USD	662,284	EUR	593,083	Citibank N.A.	12/20/24	15,892
USD	34,499	EUR	30,917	Goldman Sachs & Co.	12/20/24	804
USD	36,544	EUR	32,635	Goldman Sachs & Co.	12/20/24	976
USD	6,654	EUR	5,945	Goldman Sachs & Co.	12/20/24	175
USD	661,809	EUR	593,083	Goldman Sachs & Co.	12/20/24	15,418
USD	34,521	EUR	30,917	JPMorgan Chase Bank N.A.	12/20/24	826
USD	22,274	EUR	19,877	JPMorgan Chase Bank N.A.	12/20/24	610
USD	6,749	EUR	6,160	JPMorgan Chase Bank N.A.	12/20/24	35
USD	662,233	EUR	593,083	JPMorgan Chase Bank N.A.	12/20/24	15,842
USD	34,493	EUR	30,917	UBS AG	12/20/24	797
USD	6,415	EUR	5,873	UBS AG	12/20/24	15
USD	7,956	EUR	7,335	UBS AG	12/20/24	(38)
USD	661,685	EUR	593,083	UBS AG	12/20/24	15,293
USD	76,523	EUR	68,480	UBS AG	12/20/24	1,888
GBP	13,839	USD	18,528	Bank of America N.A.	12/20/24	(685)
GBP	22,463	USD	29,782	Bank of America N.A.	12/20/24	(819)
GBP	15,605	USD	20,713	Bank of America N.A.	12/20/24	(593)
GBP	12,874	USD	16,832	Bank of America N.A.	12/20/24	(233)
USD	1,522,262	GBP	1,159,089	Bank of America N.A.	12/18/24	27,800
USD	393,283	GBP	295,146	Bank of America N.A.	12/20/24	12,740
USD	21,134	GBP	16,249	Bank of America N.A.	12/20/24	183
USD	393,401	GBP	295,146	Goldman Sachs & Co.	12/20/24	12,858
HUF	52,542,098	USD	145,534	Morgan Stanley	12/18/24	(5,838)
IDR	7,798,045,852	USD	502,225	Bank of America N.A.	12/18/24	(6,555)
USD	869,249	IDR	13,512,483,628	Citibank N.A.	12/18/24	10,351
INR	17,047,317	USD	202,645	UBS AG	12/18/24	(245)
USD	745,123	JPY	103,658,378	Morgan Stanley	12/18/24	58,974
MXN	10,042,013	USD	492,170	Morgan Stanley	12/18/24	5,924
MYR	1,924,576	USD	444,270	Goldman Sachs & Co.	12/18/24	(4,132)
USD	46,728	NOK	497,699	Goldman Sachs & Co.	12/18/24	1,473
PEN	381,350	USD	100,133	UBS AG	12/18/24	879
PLN	1,538,189	USD	394,792	Morgan Stanley	12/18/24	(11,068)
RON	891,001	USD	197,275	Citibank N.A.	12/18/24	(2,670)
THB	12,978,891	USD	387,421	UBS AG	12/18/24	(1,662)
TRY	2,669,133	USD	70,300	Citibank N.A.	12/18/24	4,185
USD	568,937	ZAR	10,136,299	Morgan Stanley	12/18/24	(3,851)
ZAR	7,807,045	USD	431,531	Morgan Stanley	12/18/24	9,634
						$363,054

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-OAT 10-Year Bonds	1	December 2024	$135,599	$(2,329)
U.K. Gilt 10-Year Bonds	9	December 2024	1,091,340	(14,945)
U.S. Treasury 2-Year Notes	33	December 2024	6,796,195	(61,682)
U.S. Treasury 5-Year Notes	126	December 2024	13,511,531	(234,449)
U.S. Treasury 10-Year Ultra Notes	39	December 2024	4,436,250	(141,685)
			$25,970,915	$(455,090)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	5	December 2024	$716,827	$808
U.S. Treasury 10-Year Notes	16	December 2024	1,767,500	6,750
U.S. Treasury Long Bonds	13	December 2024	1,533,594	(3,400)
U.S. Treasury Ultra Bonds	12	December 2024	1,507,500	43,849
			$5,525,421	$48,007
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$6,000,000	$290,509	$181,242	$471,751
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$2,200,000	153,743	9,227	162,970
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	830,000	59,058	28,231	87,289
						$503,310	$218,700	$722,010
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,041,265. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,156,955.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,373,608, which represented 2.9% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,235,573, which includes securities collateral of $871,391.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$346,218,217	—	—
Common Stocks	159,396,017	$47,524,599	—
U.S. Treasury Securities	—	52,562,049	—
U.S. Government Agency Mortgage-Backed Securities	—	14,726,711	—
Sovereign Governments and Agencies	—	9,040,573	—
Corporate Bonds	—	7,814,156	—
Collateralized Loan Obligations	—	1,176,741	—
Preferred Stocks	—	1,019,345	—
Asset-Backed Securities	—	806,654	—
Municipal Securities	—	250,071	—
Collateralized Mortgage Obligations	—	209,001	—
Exchange-Traded Funds	106,504	—	—
Short-Term Investments	25,280,939	13,236,989	—
	$531,001,677	$148,366,889	—
Other Financial Instruments
Futures Contracts	$50,599	$808	—
Swap Agreements	—	722,010	—
Forward Foreign Currency Exchange Contracts	—	432,029	—
	$50,599	$1,154,847	—
Liabilities
Other Financial Instruments
Futures Contracts	$441,216	$17,274	—
Forward Foreign Currency Exchange Contracts	—	68,975	—
	$441,216	$86,249	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,565	—	—	$(88)	$13,477	288	—	$168
American Century Emerging Markets Bond ETF	5,185	—	$6,661	1,476	—	—	$(1,419)	61
American Century Focused Dynamic Growth ETF(3)	40,113	—	96	2,482	42,499	456	73	—
American Century Focused Large Cap Value ETF	38,905	—	—	1,443	40,348	584	—	125
American Century Multisector Income ETF	23,082	—	—	(121)	22,961	527	—	369
American Century Quality Diversified International ETF	30,053	—	47	(139)	29,867	602	3	—
American Century Short Duration Strategic Income ETF	3,647	—	—	(5)	3,642	71	—	53
American Century U.S. Quality Growth ETF	35,678	$1,276	—	2,447	39,401	431	—	32
American Century U.S. Quality Value ETF	36,875	362	—	1,097	38,334	632	—	146
Avantis Emerging Markets Equity ETF(4)	36,647	703	7,213	(633)	29,504	472	1,353	—
Avantis International Equity ETF(4)	19,478	2,720	467	(397)	21,334	335	104	—
Avantis International Small Cap Value ETF	9,014	—	16	(129)	8,869	132	1	—
Avantis U.S. Equity ETF(4)	41,243	—	—	819	42,062	445	—	145
Avantis U.S. Small Cap Value ETF	14,647	—	—	(727)	13,920	147	—	57
	$348,132	$5,061	$14,500	$7,525	$346,218	5,122	$115	$1,156
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.